Aegis Value Fund
Schedule of Portfolio Investments
September 30, 2023 (Unaudited)

	Country Currency	Shares	Value
Common Stocks - 97.4%
Consumer Discretionary - 4.0%
Household Durables - 1.9%
Bassett Furniture Industries, Inc. (3)		456,855	$6,692,926
Textiles, Apparel & Luxury Goods - 2.1%
Delta Apparel, Inc. (1)(3)		674,352	4,470,953
Superior Group of Cos, Inc.		371,242	2,888,263
			7,359,216
Total Consumer Discretionary			14,052,142

Energy - 40.0%
Energy Equipment & Services - 8.4%
AKITA Drilling Ltd. - Class A (1)	CAD	5,945,285	7,747,583
Enerflex Ltd. (2)		511,060	2,928,374
Essential Energy Services Ltd. (1)	CAD	1,428,583	410,195
Koil Energy Solutions, Inc. (1)(3)		766,584	390,958
Natural Gas Services Group, Inc. (1)(3)		843,293	12,278,346
Tidewater, Inc. (1)		73,853	5,248,732
Wolverine Energy & Infrastructure, Inc. (1)(4)	CAD	481,591	16,842
			29,021,030
Oil, Gas & Consumable Fuels - 31.6%
Adams Resources & Energy, Inc. (3)		135,876	4,577,662
ARC Resources Ltd.	CAD	577,703	9,221,131
Ardmore Shipping Corp. (2)		168,579	2,193,213
Athabasca Oil Corp. (1)	CAD	500,000	1,601,325
Hallador Energy Company. (1)(3)		2,177,637	31,401,526
International Petroleum Corp. (1)	CAD	1,851,291	17,623,554
MEG Energy Corp. (1)	CAD	1,097,576	21,357,581
Peabody Energy Corp.		494,732	12,858,085
Seplat Petroleum Development Company plc (4)	GBP	3,163,891	4,821,575
Vermilion Energy, Inc.	CAD	280,000	4,096,153
			109,751,805
Total Energy			138,772,835

Financials - 4.2%
Banks - 2.8%
Bank of Cyprus Holdings plc (4)	GBP	3,143,618	9,857,459
Capital Markets - 0.6%
Hennessy Advisors, Inc.		140,536	955,645
Westwood Holdings Group, Inc.		97,606	990,701
			1,946,346
Consumer Finance - 0.6%
EZCORP, Inc. (1)		264,446	2,181,680
Insurance - 0.2%
Conifer Holdings, Inc. (1)		430,026	546,133
Total Financials			14,531,618

Industrials - 4.5%
Construction & Engineering - 3.9%
Matrix Service Co. (1)		1,133,456	13,374,781
Machinery - 0.6%
Mayville Engineering Co., Inc. (1)		203,856	2,236,300
Total Industrials			15,611,081

Information Technology - 0.1%
Communications Equipment - 0.1%
EMCORE Corp. (1)		975,350	463,779
Total Information Technology			463,779

Materials - 44.6%
Metals & Mining - 39.0%
Diversified Metals & Mining - 10.4%
Alphamin Resources Corp.	CAD	3,468,005	2,221,361
Amerigo Resources Ltd. (3)	CAD	18,172,738	16,991,995
Excelsior Mining Corp. (1)	CAD	2,483,258	283,383
Kenmare Resources plc (4)	GBP	3,247,939	16,409,502
Solitario Zinc Corp. (1)		620,433	338,012
			36,244,253
Gold, Silver & Precious Metals & Minings - 17.9%
Cabral Gold, Inc. (1)(3)(7)	CAD	12,911,156	1,093,159
Catalyst Metals Ltd. (1)(4)	AUD	3,683,955	1,332,174
Centerra Gold, Inc.	CAD	1,660,099	8,115,632
Condor Gold plc (1)(7)	GBP	2,810,000	685,700
Dundee Precious Metals, Inc.	CAD	606,525	3,751,011
Eldorado Gold Corp. (1)	CAD	449,946	4,014,979
Equinox Gold Corp. (1)(7)	CAD	2,436,790	10,244,116
Erdene Resource Development Corp. (1)(7)	CAD	12,000,338	2,606,368
G Mining Ventures Corp. (1)	CAD	3,809,011	3,225,005
GoldQuest Mining Corp. (1)	CAD	2,849,300	178,311
i-80 Gold Corp. (1)	CAD	1,064,476	1,606,608
Lion One Metals Ltd. (1)(7)	CAD	1,249,340	763,447
Loncor Gold, Inc. (1)(7)	CAD	4,142,858	838,790
Minera Alamos, Inc. (1)(3)(7)	CAD	37,611,661	8,030,467
Mundoro Capital, Inc. (1)(7)	CAD	2,218,073	302,112
Newcore Gold Ltd. (1)(3)(7)	CAD	10,666,668	942,389
O3 Mining, Inc. (1)	CAD	1,509,956	1,623,071
Orezone Gold Corp. (1)	CAD	15,556,751	9,964,567
Revival Gold, Inc. (1)(3)(7)	CAD	5,325,905	1,999,788
Toubani Resources, Inc. (1)(6)	AUD	1,300,000	83,584
TriStar Gold, Inc. (1)	CAD	351,164	27,147
Troilus Gold Corp. (1)	CAD	2,773,220	867,748
			62,296,173
Mining Services - 4.6%
Capital Ltd.	GBP	8,685,227	9,049,761
Geodrill Ltd. (3)	CAD	3,956,698	6,845,750
			15,895,511
Steel - 6.1%
Algoma Steel Group, Inc.	CAD	1,550,123	10,511,049
Stelco Holdings, Inc.	CAD	176,970	4,889,883
Universal Stainless & Alloy Products, Inc. (1)		435,079	5,703,886
			21,104,818
Total Metals and Mining			135,540,755
Paper & Forest Products - 5.6%
Canfor Pulp Products, Inc. (1)	CAD	174,467	254,331
Conifex Timber, Inc. (1)(3)	CAD	2,346,913	1,451,431
Interfor Corp. (1)	CAD	991,546	14,709,849
Mercer International, Inc.		264,447	2,268,955
West Fraser Timber Co Ltd.		12,431	901,745
			19,586,311
Total Materials			155,127,066
Total Common Stocks (Cost $271,480,193)			338,558,521

Warrants - 0.1%
Materials - 0.1%
Metals & Mining - 0.1%
Gold, Silver & Precious Metals & Minerals - 0.1%
Cabral Gold Inc. Exercise Price: C0.21, 11/25/2023 (1)(5)(6)(7)	CAD	5,000,000	44,911
Cabral Gold Inc. Exercise Price: C0.20, 03/17/2025 (1)(5)(6)(7)	CAD	7,500,000	154,611
Condor Gold Plc, Exercise Price: £0.35, 06/10/2025 (1)(5)(6)(7)	GBP	1,425,000	53,165
Erdene Resource Development, Exercise Price: C0.45, 07/08/2024 (1)(5)(6)(7)	CAD	2,083,333	36,812
Loncor Gold, Inc., Exercise Price: C0.75, 02/25/2024 (1)(5)(6)(7)	CAD	500,000	368
Loncor Gold, Inc. - Exercise Price: C0.75, 05/27/2024 (1)(5)(6)(7)	CAD	500,000	1,877
Newcore Gold Ltd. Exercise Price: C0.20, 06/28/2024 (1)(5)(6)(7)	CAD	5,333,334	53,009
Revival Gold, Inc. - Exercise Price: C0.90, 01/25/2024 (1)(5)(6)(7)	CAD	1,000,000	10,234
Total Warrants (Cost $0)			354,987

Short Term Investments - 2.0%		Principal Amount
U.S. Treasury Bills - 2.0%
United States Treasury Bill - Maturity Date: 11/30/23; Effective Yield 5.15% (1)(4)		$1,000,000	991,281
United States Treasury Bill - Maturity Date: 10/19/23; Effective Yield 4.93% (1)(4)		1,000,000	997,398
United States Treasury Bill - Maturity Date: 10/26/23; Effective Yield 5.02% (1)(4)		1,000,000	996,371
United States Treasury Bill - Maturity Date: 11/9/23; Effective Yield 5.10% (1)(4)		1,000,000	994,330
United States Treasury Bill - Maturity Date: 11/16/23; Effective Yield 5.10% (1)(4)		2,000,000	1,986,674
United States Treasury Bill - Maturity Date: 11/24/23; Effective Yield 5.14% (1)(4)		1,000,000	992,145
Total U.S. Treasury Bills (Cost $6,958,196)			6,958,199
Total Short Term Investments (Cost $6,958,196)			6,958,199

Total Investments - 99.5% (Cost $278,438,390)			345,871,707
Other Assets in Excess of Liabiliies - 0.5%			1,838,036
Net Assets - 100.0%			$347,709,743

Percentages are stated as a percent of net assets.

(1) Non-income producing securities.
(2) Foreign security denominated in U.S. Dollars.
(3) Affiliated Company - The fund is owner of more than 5% of the outstanding voting securities. See affiliated table below for additional information.
(4) Level 2 Security.
(5)
Level 3 Security which was fair valued in accordance with the policies and procedures approved by the Board of Trustees. As of September 30, 2023, the value of these securities was $354,987 which represents 0.1% of total net assets.

(6) Illiquid Security. As of September 30, 2023, the value of these securities was $ 438,571 which represents 0.1% of total net assets.
(7)
All or a portion of this position was purchased in a private placement transaction and may be a security as defined in Rule 144A under the Securities Act of 1933. An initial four-month sale restriction may apply. Resale may only be available to Qualified Institutional Buyers or through sales on certain offshore exchanges as allowed under Section 904 of Regulation S-X.

AUD - Australian Dollar
CAD - Canadian Dollar
GBP - British Pound Sterling

plc - Public Limited Company

For purposes of this report, the securities in the portfolio have been organized by their respective GICS code. The fund does not rely exclusively on GICS Industry classifications for purposes of its industry concentration policy. For example, within the Metals & Mining sector, the Fund utilizes the GICS Sub-Industry classifications, or aggregates thereof as shown above, for purposes of determining compliance with its industry concentration policy. In addition, in cases where a holding has been judged to be misclassified by GICS, or has not been classified by GICS, the Fund uses a Fund-determined GICS framework classification.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

Aegis Value Fund
Portfolio Characteristics
September 30, 2023 (Unaudited)

Industry Breakdown
	% of the Fund’s Net Assets
Common Stocks				97.4%
Consumer Discretionary			4.0%
Household Durables		1.9%
Textiles, Apparel & Luxury Goods		2.1%

Energy			40.0%
Energy Equipment & Services		8.4%
Oil, Gas & Consumable Fuels		31.6%

Financials			4.2%
Banks		2.8%
Capital Markets		0.6%
Consumer Finance		0.6%
Insurance		0.2%

Industrials			4.5%
Construction & Engineering		3.9%
Machinery		0.6%

Information Technology			0.1%
Communications Equipment		0.1%

Materials			44.6%
Metals & Mining		39.0%
Diversified Metals & Mining	10.4%
Gold, Silver & Precious Metals & Minerals	17.9%
Mining Services	4.6%
Steel	6.1%
Paper & Forest Products		5.6%
Warrants				0.1%
Materials			0.1%
Metals & Mining		0.1%
Gold, Silver & Precious Metals & Minerals	0.1%
Short-Term Investments				2.0%
United States Treasury Bills			2.0%
Other Assets in Excess of Liabilities				0.5%
Total Net Assets				100.0%

Aegis Value Fund
Investments in Affiliated Companies*

Investments representing 5% or more of the outstanding voting securities of a portfolio company result in that company being considered an affiliated company, as defined in the 1940 Act. The aggregate value of all securities of affiliated companies held in the Aegis Value Fund as of September 30, 2023 amounted to $97,167,350 representing 27.94% of net assets. A summary of affiliated transactions for the period ended September 30, 2023 is as follows:

	Share Balance December 31, 2022	Additions	Deductions	Share Balance September 30, 2023
Adams Resources & Energy, Inc.	135,876	-	-	135,876
Amerigo Resources Ltd.	18,172,738	-	-	18,172,738
Bassett Furniture Industries, Inc.**	255,000	201,855	-	456,855
Cabral Gold Inc.**	5,411,156	7,500,000	-	12,911,156
Conifex Timber, Inc.	2,346,913	-	-	2,346,913
Delta Apparel, Inc.**	78,302	596,050	-	674,352
Geodrill Ltd.	3,956,698	-	-	3,956,698
Hallador Energy Co.	2,177,637	-	-	2,177,637
Koil Energy Solutions, Inc.	766,584	-	-	766,584
Minera Alamos, Inc.	32,761,661	4,850,000	-	37,611,661
Natural Gas Services Group, Inc.**	-	843,293	-	843,293
Newcore Gold Ltd.**	-	10,666,668	-	10,666,668
Revival Gold, Inc.	5,325,905	-	-	5,325,905

	Value December 31, 2022	Acquisitions	Dispositions	Corporate Actions
Adams Resources & Energy, Inc.	$5,288,294	$-	$-	$-
Amerigo Resources Ltd.	17,716,406	-	-	-
Bassett Furniture Industries, Inc.**	4,431,900	3,049,346	-	-
Cabral Gold Inc.**	539,517	545,395	-	-
Conifex Timber, Inc.	2,859,975	-	-	-
Delta Apparel, Inc.**	830,784	5,634,121	-	-
Geodrill Ltd.	7,685,462	-	-	-
Hallador Energy Co.	21,754,594	-	-	-
Koil Energy Solutions, Inc.	360,294	-	-	-
Minera Alamos, Inc.	10,646,330	1,384,965	-	-
Natural Gas Services Group, Inc.**	-	8,553,184	-	-
Newcore Gold Ltd.**	-	1,201,923	-	-
Revival Gold, Inc.	2,517,414	-	-	-
Total	$74,630,970	$20,368,934	$-	$-

	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value September 30, 2023	Dividend Income
Adams Resources & Energy, Inc.**	$-	$(710,632)	$4,577,662	$97,831
Amerigo Resources Ltd.	-	(724,411)	16,991,995	1,021,979
Bassett Furniture Industries, Inc.**	-	(788,320)	6,692,926	191,060
Cabral Gold Inc.**	-	8,247	1,093,159	-
Conifex Timber, Inc.	-	(1,408,544)	1,451,431	-
Delta Apparel, Inc.**	-	(1,993,952)	4,470,953	-
Geodrill Ltd.	-	(839,712)	6,845,750	115,238
Hallador Energy Co.	-	9,646,932	31,401,526	-
Koil Energy Solutions, Inc.	-	30,664	390,958	-
Minera Alamos, Inc.	-	(4,000,828)	8,030,467	-
Natural Gas Services Group, Inc.**	-	3,725,162	12,278,346	-
Newcore Gold Ltd.**	-	(259,534)	942,389	-
Revival Gold, Inc.	-	(517,626)	1,999,788	-
Total	$-	$2,167,446	$97,167,350	$1,426,108

*
As a result of the Aegis Value Fund’s beneficial ownership of common stock of these companies, regulators require that the Fund state that it may be deemed an affiliate of the respective issuer. The Fund disclaims that the “affiliated persons” are affiliates of the Distributor, Advisor, Funds or any other client of the Advisor.

**	This security was not affiliated as of December 31, 2022.

Investment Valuation
Investments in securities traded on a national securities exchange (or reported on the NASDAQ National Market) are stated at the last reported sales price or a market’s official close price on the day of valuation; other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are stated at the last close price, or the average of bid and ask price for NASDAQ National Market securities. Short-term (less than 60 days maturity) notes are stated at amortized cost, which is equivalent to value. Restricted securities, securities for which market quotations are not readily available, and securities with market quotations that Aegis Financial Corporation (the “Advisor”) does not believe are reflective of market value are valued at fair value as determined by the Advisor under the supervision of the Board of Trustees.

The valuation assigned to fair valued securities for purposes of calculating the Fund’s net asset value (“NAV”) may differ from the security’s most recent closing market price and from the prices used by other mutual funds to calculate their NAVs. Where a security is traded in more than one market, which may include foreign markets, the securities are generally valued on the market considered by the Advisor to be the primary market. The Fund will value its foreign securities in U.S. dollars on the basis of the then-prevailing currency exchange rates.

Summary of Fair Value Exposure at September 30, 2023
In accordance with accounting principles generally accepted in the United States of America (“GAAP”), fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. GAAP establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity  (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. A quoted price in an active market provides the most reliable evidence of fair value.

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.), quoted prices for identical or similar assets in markets that are not active, and inputs that are derived principally from or corroborated by observable market data. An adjustment to any observable input that is significant to the fair value may render the measurement a Level 3 measurement.

Level 3 – significant unobservable inputs, including the Fund’s own assumptions in determining the fair value of investments.

Common stocks, preferred stocks and warrants. Securities traded or dealt in one or more domestic securities exchanges, excluding the National Association of Securities Dealers’ Automated Quotation System (“NASDAQ”), and not subject to restrictions against resale shall be valued on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities at the last quoted sales price or in the absence of a sale, at the mean of the last bid and asked prices. Securities traded or dealt in upon the NASDAQ and not subject to restrictions against resale shall be valued in accordance with the NASDAQ Official Closing Price. Securities traded on the NASDAQ Stock Market for which there were no transactions on a particular day are valued at the mean of the last bid and asked prices. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Stocks traded on inactive markets or valued by reference to similar instruments are categorized in Level 2.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2023:

	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$14,052,142	$-	$-	$14,052,142
Energy	133,934,418	4,838,417	-	138,772,835
Financials	4,674,159	9,857,459	-	14,531,618
Industrials	15,611,081	-	-	15,611,081
Information Technology	463,779	-	-	463,779
Materials	137,385,390	17,741,676	-	155,127,066
Warrants
Materials	-	-	354,987	354,987
Short-Term Investments
U.S. Treasury Bills	-	6,958,199	-	6,958,199
Total	$306,120,969	$39,395,751	$354,987	$345,871,707

The following is a summary of quantitative information about significant unobservable valuation inputs for the Fund for Level 3 Fair Value Measurements for investments held as of September 30, 2023:

Investments	Fair Value as of September 30, 2023	Valuation Technique	Unobservable Inputs	Weighted Average	Price
Cabral Gold Inc. - Warrant, Exercise Price: C0.21, 11/25/2023	$44,911	Black Scholes Option Pricing Model	Pricing Model	N/A	$0.0090
Cabral Gold Inc. - Warrant, Exercise Price: C0.20, 03/17/2025	154,611	Black Scholes Option Pricing Model	Pricing Model	N/A	0.0206
Condor Gold Plc, Exercise Price: C0.35, 06/10/2025	53,165	Black Scholes Option Pricing Model	Pricing Model	N/A	0.0373
Erdene Resource Development - Warrant, Exercise Price: C0.45, 07/08/2024	36,812	Black Scholes Option Pricing Model	Pricing Model	N/A	0.0177
Loncor Gold, Inc. - Warrant, Exercise Price: C0.75, 02/25/2024	368	Black Scholes Option Pricing Model	Pricing Model	N/A	0.0007
Loncor Gold, Inc. - Warrant, Exercise Price: C0.75, 05/27/2024	1,877	Black Scholes Option Pricing Model	Pricing Model	N/A	0.0038
Newcore Gold Ltd. - Warrant, Exercise Price: C0.20, 06/28/2024	53,009	Black Scholes Option Pricing Model	Pricing Model	N/A	0.0099
Revival Gold, Inc. - Warrant, Exercise Price: C0.09, 01/25/2024	10,234	Black Scholes Option Pricing Model	Pricing Model	N/A	0.0102

The following is a reconciliation of the Fund’s Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended September 30, 2023:
Fair Value Measurement Using Significant Unobservable Inputs (Level 3)	Investments in Securities
Beginning balance as of December 31, 2022	$243,946
Change in unrealized appreciation	111,041
Ending balance as of September 30, 2023	$354,987

Change in unrealized appreciation still held as of September 30, 2023	$111,041